Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2019
Banking And Thrift [Abstract]
Summary of Actual Capital Amounts and Ratios of Company and Bank

The actual capital amounts and ratios of the Company and Bank as of December 31 are presented in the following tables:

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2019
Total capital to risk-weighted assets
Consolidated	$87,598	15.5%	$45,226	8.0%	$56,532	10.0%
Bank	86,544	15.3	45,209	8.0	56,511	10.0
Tier 1 capital to risk-weighted assets
Consolidated	80,573	14.3	33,919	6.0	45,226	8.0
Bank	79,519	14.1	33,907	6.0	45,209	8.0
Common equity tier 1 capital to risk-weighted assets
Consolidated	80,573	14.3	25,439	4.5	36,746	6.5
Bank	79,519	14.1	25,430	4.5	36,732	6.5
Tier 1 capital to average assets
Consolidated	80,573	10.0	32,296	4.0	40,370	5.0
Bank	79,519	9.9	32,288	4.0	40,359	5.0

2018
Total capital to risk-weighted assets
Consolidated	$78,968	14.5%	$43,500	8.0%	$54,375	10.0%
Bank	77,854	14.3	43,488	8.0	54,361	10.0
Tier 1 capital to risk-weighted assets
Consolidated	73,053	13.4	32,625	6.0	43,500	8.0
Bank	71,939	13.2	32,616	6.0	43,488	8.0
Common equity tier 1 capital to risk-weighted assets
Consolidated	73,053	13.4	24,469	4.5	35,344	6.5
Bank	71,939	13.2	24,462	4.5	35,334	6.5
Tier 1 capital to average assets
Consolidated	73,053	10.1	29,031	4.0	36,288	5.0
Bank	71,939	9.9	29,025	4.0	36,281	5.0